Earnings per share - Computation (Details) - EUR (€) € / shares in Units, € in Millions, shares in Millions	3 Months Ended		9 Months Ended
	Sep. 30, 2021	Sep. 30, 2020	Sep. 30, 2021	Sep. 30, 2020
Basic earnings per share
Profit for the period attributable to equity owners of the parent (€m)	€ 51.7	€ 56.4	€ 152.2	€ 166.5
Weighted average Ordinary Shares and Founder Preferred Shares (basic) in millions	178.2	195.5	178.1	199.0
Basic earnings per share	€ 0.29	€ 0.29	€ 0.85	€ 0.84
Diluted earnings per share
Profit for the period attributable to equity owners of the parent (€m)	€ 51.7	€ 56.4	€ 152.2	€ 166.5
Weighted average Ordinary Shares and Founder Preferred Shares (diluted) in millions	178.2	195.5	178.1	199.0
Diluted earnings per share	€ 0.29	€ 0.29	€ 0.85	€ 0.84